iShares®

iShares Trust

iShares, Inc.

Supplement dated June 19, 2009

to the Prospectuses for all series of iShares Trust

and iShares, Inc. (collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each Prospectus.

Barclays Global Fund Advisors (the “Adviser”) serves as the investment adviser for each iShares fund (each, a “Fund”). On June 16, 2009, Barclays PLC (“Barclays”), the ultimate parent company of the Adviser, accepted a binding offer and entered into an agreement to sell its interests in the Adviser and certain affiliated companies to BlackRock, Inc. (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing. The previously announced agreement, providing for the sale by Barclays of its interests in the Adviser and certain affiliated companies to a holding company of CVC Capital Partners Group SICAV-FIS S.A. was terminated in connection with the BlackRock Transaction.

Under the Investment Company Act of 1940, as amended, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with the Adviser. In order for the management of each Fund to continue uninterrupted, each Fund’s Board of Directors or Trustees (the “Board”) will be asked to approve a new investment advisory agreement. If approved by the Board, the new investment advisory agreement will be submitted to the shareholders of each Fund for their approval.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-ALL2-0609

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

iShares, Inc.

Supplement dated June 19, 2009

to the Statements of Additional Information (the “SAIs”) for all series of

iShares Trust and iShares, Inc. (collectively, the “Funds”)

The information in this Supplement updates information in, and should be read in conjunction with, each SAI.

Barclays Global Fund Advisors (the “Adviser”) serves as the investment adviser for each iShares fund (each, a “Fund”). On June 16, 2009, Barclays PLC (“Barclays”), the ultimate parent company of the Adviser, accepted a binding offer and entered into an agreement to sell its interests in BGI, the Adviser and certain affiliated companies to BlackRock, Inc. (the “BlackRock Transaction”). The BlackRock Transaction is subject to certain regulatory approvals, as well as other conditions to closing. The previously announced agreement, providing for the sale by Barclays of its interests in the Adviser and certain affiliated companies to a holding company of CVC Capital Partners Group SICAV-FIS S.A. was terminated in connection with the BlackRock Transaction.

Under the Investment Company Act of 1940, as amended, completion of the BlackRock Transaction will cause the automatic termination of each Fund’s current investment advisory agreement with the Adviser. In order for the management of each Fund to continue uninterrupted, each Fund’s Board of Directors or Trustees (the “Board”) will be asked to approve a new investment advisory agreement. If approved by the Board, the new investment advisory agreement will be submitted to the shareholders of each Fund for their approval.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-SAI-S2-0609

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE